Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	annual equity awards at or shortly following regularly scheduled Board or Compensation Committee meetings in the first quarter of each fiscal year. Equity awards for new hires are generally made on a new employee’s first day of employment. All awards are granted under a stockholder-approved plan, with the grant date of any award being no earlier than the date on which such award is approved, and the grant price of any award being no less than the closing price for a share of our common stock on the grant date. The Board and the Compensation Committee do not take material nonpublic information into account when determining the timing and terms of option and option-like equity awards. Further, the Board and the Compensation Committee have not timed, and do not plan to time, the disclosure of material nonpublic information for the purpose of affecting the value of equity compensation.

During the year ended December 31, 2024, no options or option-like awards were granted to our named executive officers during any period beginning four business days before (i) the filing of a periodic report on Form 10-Q or Form 10-K or (ii) the filing or furnishing of a current report on Form 8-K that disclosed material nonpublic information, and ending one business day after the filing or furnishing of such a report with the SEC.

Award Timing Method	The Board and the Compensation Committee typically approve annual equity awards at or shortly following regularly scheduled Board or Compensation Committee meetings in the first quarter of each fiscal year.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Board and the Compensation Committee do not take material nonpublic information into account when determining the timing and terms of option and option-like equity awards. Further, the Board and the Compensation Committee have not timed, and do not plan to time, the disclosure of material nonpublic information for the purpose of affecting the value of equity compensation.